Annual Fund Operating Expenses	Mar. 31, 2024
Hamilton Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Hamilton Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Shareholder services fees	0.05%
Miscellaneous other expenses	0.01%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.16%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.15%
Hamilton Shares Prospectus | Dreyfus Institutional Preferred Treasury Securities Money Market Fund | Hamilton Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.05%
Miscellaneous other expenses	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.15%
Fee Waiver or Reimbursement	0.00%	[2],[3]
Net Expenses (as a percentage of Assets)	0.15%
Institutional Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.11%
Fee Waiver or Reimbursement	(0.01%)	[4]
Net Expenses (as a percentage of Assets)	0.10%
Institutional Shares Prospectus | Dreyfus Institutional Preferred Treasury Securities Money Market Fund | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.00%	[5]
Expenses (as a percentage of Assets)	0.10%
Fee Waiver or Reimbursement	0.00%	[5],[6]
Net Expenses (as a percentage of Assets)	0.10%

[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has agreed in its management agreement with the fund to: (1) pay all of the fund's direct expenses, except management fees, fees pursuant to any service plan adopted by the fund and certain other expenses, including the fees and expenses of the independent board members and independent counsel to the fund and to the independent board members, and (2) reduce its fees pursuant to the management agreement in an amount equal to the fund's allocable portion of the fees and expenses of the independent board members and independent counsel to the fund and to the independent board members (in the amount of .01% for the past fiscal year). These provisions in the management agreement may not be amended without the approval of the fund's shareholders.
[2]	Amount represents less than .01%.
[3]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has agreed in its management agreement with the fund to: (1) pay all of the fund's direct expenses, except management fees, administrative service fee and certain other expenses, including the fees and expenses of the independent board members and independent counsel to the fund and to the independent board members, and (2) reduce its fees pursuant to the management agreement in an amount equal to the fund's allocable portion of the fees and expenses of the independent board members and independent counsel to the fund and to the independent board members (in the amount of less than .01% for the past fiscal year). These provisions in the management agreement may not be amended without the approval of the fund's shareholders.
[4]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has agreed in its management agreement with the fund to: (1) pay all of the fund's direct expenses, except management fees and certain other expenses, including the fees and expenses of the independent board members and independent counsel to the fund and to the independent board members, and (2) reduce its fees pursuant to the management agreement in an amount equal to the fund's allocable portion of the fees and expenses of the independent board members and independent counsel to the fund and to the independent board members (in the amount of .01% for the past fiscal year). These provisions in the management agreement may not be amended without the approval of the fund's shareholders.
[5]	Amount represents less than .01%.
[6]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has agreed in its management agreement with the fund to: (1) pay all of the fund's direct expenses, except management fees and certain other expenses, including the fees and expenses of the independent board members and independent counsel to the fund and to the independent board members, and (2) reduce its fees pursuant to the management agreement in an amount equal to the fund's allocable portion of the fees and expenses of the independent board members and independent counsel to the fund and to the independent board members (in the amount of less than .01% for the past fiscal year). These provisions in the management agreement may not be amended without the approval of the fund's shareholders.